UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03639

Morgan Stanley Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1 – Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Mid Cap Growth Fund (formerly Morgan Stanley Developing Growth Securities Trust)† performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
† The Fund’s name changed effective January 31, 2008.

Fund Report
For the six months ended March 31, 2008

Total Return for the 6 Months Ended March 31, 2008

Class A	Class B	Class C	Class I+	Russell Midcap® Growth Index[1]	Lipper Mid-Cap Growth Funds Index[2]
−13.20%	−13.59%	−13.54%	−13.12%	−12.46%	−12.81%

+	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ended March 31, 2008, the economy showed more intense signals of a downdraft and the ongoing credit crisis continued to contribute to extremely difficult conditions in the financial system. Consumers pulled back their spending with home values still declining or stagnating, employment growth languishing and energy costs continuing to soar. Gross domestic product (GDP) for the fourth quarter of 2007 markedly slowed to 0.6 percent. The financial sector continued to reel from the subprime mortgage market collapse, as a number of mortgage lenders announced bankruptcies and major commercial and investment banks accrued asset losses totaling billions of dollars. Bear Stearns, once the fifth largest investment bank in the U.S., teetered on bankruptcy until it was bought by JP Morgan Chase in March for a fraction of its share price.

In response to these difficult conditions, the Federal Open Market Committee (the ‘‘Fed’’) sought to add liquidity to the markets and help stimulate economic growth. Through a series of rate cuts, the Fed lowered the target federal funds rate to 2.25 percent and the discount rate to 2.50 percent as of the end of the period. In March, the Fed also created a series of innovative lending facilities in an attempt to add targeted liquidity to various segments of the financial system, as well as assisted in financing the JP Morgan Chase-Bear Stearns acquisition. Additionally, in January the federal government adopted an economic stimulus plan designed to bolster consumer spending.

The Fed’s actions restored some measure of confidence to investors, although the stock market remained volatile through the end of the period. Investors continued to debate whether the economy was or was not in a recession.

Performance Analysis

All share classes of Morgan Stanley Mid Cap Growth Fund (formerly Morgan Stanley Developing Growth Securities Trust) underperformed the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

Both stock selection and sector allocations detracted from the Fund’s performance relative to the Russell Midcap Growth Index. Specifically, stock selection in the consumer discretionary sector was the largest detractor for the period. Within the sector, selection in commercial services and hotel/motel companies was the main area of weakness, followed by restaurants, and communications and media companies. Selection in materials and processing stocks was also disadvantageous to performance. Here, stock picks in engineering and contracting services, building materials, and a holding in the real estate industry dampened performance. Additionally, stock selection in the utilities sector hurt relative returns, primarily due to a holding in the telecommunications segment, overwhelming the positive effects of an underweight allocation in the utilities sector overall.

The Fund benefited from positive contributions elsewhere in the portfolio. Stock selection and an underweight position in the technology sector was the largest contributor to relative returns for the period. Here, outperformance was largely driven by a semiconductor holding and was further bolstered by an avoidance of weaker performing computer technology and communications technology companies. Although an underweight in the ‘‘other energy’’ sector had a slightly negative influence on relative results, stock selection in the sector more than offset the weakness and was a significant positive contributor, especially in crude oil producers. Finally, stock selection in the health care sector boosted relative performance, even though an underweight position in the sector detracted. Within the sector, a holding in the medical systems segment and an avoidance of weak performing health care management services companies all served to add value.

At the end of the period, consumer discretionary represented the largest sector weight in the Fund’s portfolio, followed by financial services and technology. Relative to the Russell Midcap Growth Index, the Fund held an overweight in the consumer discretionary sector, while financial services and technology were both underweighted.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Ultra Petroleum Corp. (Canada)	6.1%
Wynn Resorts, Ltd.	4.4
Southwestern Energy Co.	3.9
Illumina, Inc.	2.9
Abercrombie & Fitch Co. (Class A)	2.7
C.H. Robinson Worldwide, Inc.	2.6
Martin Marietta Materials, Inc.	2.5
Leucadia National Corp.	2.5
Aeroplan Income Fund (Units) (Canada)	2.4
Baidu.com, Inc. (ADR) (Cayman Islands)	2.3

TOP FIVE INDUSTRIES
Oil & Gas Production	11.1%
Internet Software/Services	7.7
Biotechnology	6.4
Other Consumer Services	5.2
Miscellaneous Commercial Services	5.1

Data as of March 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other equity securities of mid capitalization companies. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. The derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

               Average Annual Total Returns — Period Ended March 31, 2008

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/29/83)		Class C Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	3.59%	[3]	2.74%	[3]	2.81%	[3]	3.83%	[3]
	(1.85)	[4]	(1.97)	[4]	1.87	[4]	—
5 Years	18.94	[3]	18.01	[3]	18.05	[3]	19.21	[3]
	17.67	[4]	17.81	[4]	18.05	[4]	—
10 Years	6.61	[3]	5.94	[3]	5.81	[3]	6.85	[3]
	6.04	[4]	5.94	[4]	5.81	[4]	—
Since Inception	7.79	[3]	8.38	[3]	6.99	[3]	8.03	[3]
	7.25	[4]	8.38	[4]	6.99	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I has no sales charge.
(1)	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Growth Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/07 – 03/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	10/01/07	03/31/08	10/01/07 – 03/31/08
Class A
Actual (−13.20% return)	$1,000.00	$868.00	$4.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.15	$4.90
Class B
Actual (−13.59% return)	$1,000.00	$864.10	$8.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.35	$8.72
Class C
Actual (−13.54% return)	$1,000.00	$864.60	$7.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.47
Class I@@
Actual (−13.12% return)	$1,000.00	$868.80	$3.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.35	$3.69

@	Expenses are equal to the Fund’s annualized expense ratios of 0.97%, 1.73%, 1.68% and 0.73% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.98%, 1.74%, 1.69% and 0.74% for Class A, Class B, Class C and Class I shares, respectively.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments March 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.5%)
	Advertising/Marketing Services (1.9%)
86,232	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$3,031,055
114,864	Lamar Advertising Co. (Class A)*	4,127,063
		7,158,118
	Air Freight/Couriers (4.6%)
185,094	C.H. Robinson Worldwide, Inc.	10,069,114
171,113	Expeditors International of Washington, Inc.	7,730,885
		17,799,999
	Airlines (0.6%)
99,459	UAL Corp.	2,141,352
	Alternative Power Generation (1.1%)
147,578	Covanta Holding Corp.*	4,058,395
	Apparel/Footwear (1.6%)
201,019	Coach, Inc.*	6,060,723
	Apparel/Footwear Retail (3.7%)
141,410	Abercrombie & Fitch Co. (Class A)	10,342,727
134,584	Lululemon Athletica, Inc.*	3,826,223
		14,168,950
	Biotechnology (6.4%)
108,843	Gen-Probe, Inc.*	5,246,233
148,794	Illumina, Inc.*	11,293,465
119,665	Techne Corp.*	8,060,634
		24,600,332
	Broadcasting (1.6%)
247,845	Grupo Televisa S.A. (ADR) (Mexico)	6,007,763
	Casino/Gaming (4.4%)
166,317	Wynn Resorts, Ltd.	16,738,143
	Chemicals: Major Diversified (1.9%)
343,330	Nalco Holding Co.	7,261,430
	Construction Materials (3.4%)
92,308	Martin Marietta Materials, Inc.	9,800,340
56,293	Texas Industries, Inc.	3,383,772
		13,184,112
	Engineering & Construction (0.7%)
105,815	Aecom Technology Corp.*	$2,752,248
	Financial Conglomerates (3.6%)
154,677	Brookfield Asset Management Inc. (Class A) (Canada)	4,149,984
213,619	Leucadia National Corp.	9,659,851
		13,809,835
	Financial Publishing/ Services (1.3%)
83,614	Morningstar, Inc.*	5,129,719
	Gas Distributors (1.6%)
108,723	Questar Corp.	6,149,373
	Home Building (2.3%)
150,538	Gafisa S.A. (ADR) (Brazil)*	5,021,948
6,073	NVR, Inc.*	3,628,618
		8,650,566
	Home Furnishings (0.9%)
47,225	Mohawk Industries, Inc.*	3,381,782
	Hotels/Resorts/Cruiselines (2.4%)
107,336	Choice Hotels International, Inc.	3,661,231
162,852	Marriott International, Inc. (Class A)	5,595,595
		9,256,826
	Internet Retail (2.1%)
149,696	Ctrip.com International Ltd. (ADR) (Cayman Islands)	7,936,882
	Internet Software/Services (7.7%)
121,210	Akamai Technologies, Inc.*	3,413,274
37,023	Baidu.com, Inc. (ADR) (Cayman Islands)*	8,871,821
55,443	Equinix Inc.*	3,686,405
26,376	NHN Corp. (South Korea) * (a)	6,169,488
1,323,200	Tencent Holdings Ltd. (Cayman Islands) (a) ##	7,532,397
		29,673,385
	Investment Banks/Brokers (1.7%)
49,162	IntercontinentalExchange, Inc.*	6,415,641
	Investment Managers (0.9%)
221,909	Calamos Asset Management, Inc. (Class A)	3,612,679

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments March 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (2.4%)
510,977	Aeroplan Income Fund# (Units) (Canada)	$9,085,031
	Media Conglomerates (1.4%)
251,265	Discovery Holding Company (Class A)*	5,331,843
	Miscellaneous Commercial Services (5.1%)
130,961	Corporate Executive Board Co. (The)	5,301,301
292,008	GLG Partners, Inc.*	3,466,135
95,691	IHS Inc. (Class A)*	6,153,888
174,580	Iron Mountain, Inc.*	4,615,895
		19,537,219
	Oil & Gas Production (11.1%)
70,257	Range Resources Corp.	4,457,807
441,328	Southwestern Energy Co.*	14,868,340
301,553	Ultra Petroleum Corp. (Canada)*	23,370,358
		42,696,505
	Other Consumer Services (5.2%)
2,282,200	Alibaba.Com Ltd. (Cayman Islands)* (a) ##	4,784,267
77,976	Apollo Group, Inc. (Class A)*	3,368,563
58,892	New Oriental Education & Technology Group, Inc. (ADR) (Cayman Islands)*	3,819,735
64,827	Priceline.com, Inc.*	7,834,991
		19,807,556
	Other Transportation (1.4%)
122,747	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	5,523,615
	Packaged Software (1.6%)
107,015	Salesforce.com, Inc.*	6,192,958
	Personnel Services (1.1%)
179,797	Monster Worldwide, Inc.*	4,352,885
	Pharmaceuticals: Other (1.3%)
86,878	Allergan, Inc.	4,899,050
	Property – Casualty Insurers (1.1%)
12,233	Alleghany Corp.*	4,177,522
	Real Estate Development (1.4%)
144,800	Forest City Enterprises, Inc. (Class A)	$5,328,640
	Restaurants (2.2%)
473,941	Starbucks Corp.*	8,293,968
	Services to the Health Industry (1.4%)
105,747	Stericycle, Inc.*	5,445,971
	Wholesale Distributors (2.3%)
2,308,000	Li & Fung Ltd. (Bermuda) (a) ##	8,635,701
	Wireless Telecommunications (1.1%)
132,355	NII Holdings Inc.*	4,206,242
	Total Common Stocks
	(Cost $359,114,845)	369,462,959

NUMBER OF SHARES (000)

Short-Term Investment (b) (3.8%)
Investment Company
$14,548	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $14,548,409)	14,548,409

Total Investments (Cost $373,663,254) (c)	100.3%	384,011,368
Liabilities in Excess of Other Assets	(0.3)	(1,068,181)
Net Assets	100.0%	$382,943,187

ADR	American Depositary Receipt.
*	Non-income producing securities.
#	Consists of one or more class of Securities traded together as a unit. Stocks with attached warrants.
##	Security trades on a Hong Kong exchange.
(a)	Securities with total market value equal to $27,121,853 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $55,433,292 and the aggregate gross unrealized depreciation is $45,085,178, resulting in net unrealized appreciation of $10,348,114.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Summary of Investments March 31, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$42,696,505	11.1%
Internet Software/Services	29,673,385	7.7
Biotechnology	24,600,332	6.4
Other Consumer Services	19,807,556	5.1
Miscellaneous Commercial Services	19,537,219	5.1
Air Freight/Couriers	17,799,999	4.6
Casino/Gaming	16,738,143	4.3
Investment Company	14,548,409	3.8
Apparel/Footwear Retail	14,168,950	3.7
Financial Conglomerates	13,809,835	3.6
Construction Materials	13,184,112	3.4
Hotels/Resorts/Cruiselines	9,256,826	2.4
Investment Trusts/Mutual Funds	9,085,031	2.4
Home Building	8,650,566	2.3
Wholesale Distributors	8,635,701	2.2
Restaurants	8,293,968	2.2
Internet Retail	7,936,882	2.1
Chemicals: Major Diversified	7,261,430	1.9
Advertising/Marketing Services	7,158,119	1.9
Investment Banks/Brokers	6,415,641	1.7
Packaged Software	$6,192,958	1.6%
Gas Distributors	6,149,373	1.6
Apparel/Footwear	6,060,723	1.6
Broadcasting	6,007,763	1.6
Other Transportation	5,523,615	1.4
Services to the Health Industry	5,445,971	1.4
Media Conglomerates	5,331,843	1.4
Real Estate Development	5,328,640	1.4
Financial Publishing/Services	5,129,719	1.3
Pharmaceuticals: Other	4,899,050	1.3
Personnel Services	4,352,885	1.1
Wireless Telecommunications	4,206,242	1.1
Property – Casualty Insurers	4,177,521	1.1
Alternative Power Generation	4,058,395	1.1
Investment Managers	3,612,679	0.9
Home Furnishings	3,381,782	0.9
Engineering & Construction	2,752,248	0.7
Airlines	2,141,352	0.6
	$384,011,368	100.0%

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $359,114,845)	$369,462,959
Investments in affiliate, at value (cost $14,548,409)	14,548,409
Receivable for:
Investments sold	336,323
Shares of beneficial interest sold	96,884
Dividends	83,798
Dividends from affiliate	55,047
Prepaid expenses and other assets	17,337
Total Assets	384,600,757
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,058,942
Distribution fee	148,801
Investment advisory fee	133,270
Investments purchased	131,002
Transfer agent fee	36,886
Administration fee	26,007
Accrued expenses and other payables	122,662
Total Liabilities	1,657,570
Net Assets	$382,943,187
Composition of Net Assets:
Paid-in-capital	$383,036,317
Net unrealized appreciation	10,347,917
Accumulated net investment loss	(301,965)
Accumulated net realized loss	(10,139,082)
Net Assets	$382,943,187
Class A Shares:
Net Assets	$256,911,025
Shares Outstanding (unlimited authorized, $.01 par value)	8,896,937
Net Asset Value Per Share	$28.88
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$30.48
Class B Shares:
Net Assets	$86,631,923
Shares Outstanding (unlimited authorized, $.01 par value)	3,332,643
Net Asset Value Per Share	$25.99
Class C Shares:
Net Assets	$23,220,985
Shares Outstanding (unlimited authorized, $.01 par value)	889,666
Net Asset Value Per Share	$26.10
Class I Shares@@:
Net Assets	$16,179,254
Shares Outstanding (unlimited authorized, $.01 par value)	543,701
Net Asset Value Per Share	$29.76

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Statement of Operations

For the six months ended March 31, 2008 (unaudited)

Net Investment Loss:
Income
Dividends (net of $41,286 foreign withholding tax)	$1,927,871
Dividends from affiliate	459,037
Interest	518
Total Income	2,387,426
Expenses
Investment advisory fee	918,154
Distribution fee (Class A shares)	338,099
Distribution fee (Class B shares)	541,925
Distribution fee (Class C shares)	126,974
Transfer agent fees and expenses	376,018
Administration fee	174,887
Shareholder reports and notices	32,541
Professional fees	29,025
Registration fees	27,076
Custodian fees	25,348
Trustees’ fees and expenses	6,659
Other	19,726
Total Expenses	2,616,432
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(12,398)
Less: expense offset	(2,008)
Net Expenses	2,602,026
Net Investment Loss	(214,600)
Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	22,222,700
Foreign exchange transactions	12,031
Net Realized Gain	22,234,731
Change in Unrealized Appreciation/Depreciation on:
Investments	(82,773,753)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(26,208)
Net Change in Unrealized Appreciation/Depreciation	(82,799,961)
Net Loss	(60,565,230)
Net Decrease	$(60,779,830)

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2008	FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(214,600)	$(469,333)
Net realized gain	22,234,731	93,697,465
Net change in unrealized appreciation/depreciation	(82,799,961)	35,434,085
Net Increase (Decrease)	(60,779,830)	128,662,217
Distributions to Shareholders from Net Realized Gain:
Class A shares	(22,325,859)	—
Class B shares	(9,336,232)	—
Class C shares	(2,308,824)	—
Class I shares@@	(1,426,466)	—
Total Distributions	(35,397,381)	—
Net increase (decrease) from transactions in shares of beneficial interest	4,689,626	(94,162,201)
Net Increase (Decrease)	(91,487,585)	34,500,016
Net Assets:
Beginning of period	474,430,772	439,930,756
End of Period (Including accumulated net investment losses of $301,965 and $87,365, respectively)	$382,943,187	$474,430,772

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Mid Cap Growth Fund (the ‘‘Fund’’), formerly Morgan Stanley Developing Growth Securities Trust (the Fund’s name changed effective January 31, 2008) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

taxable and non taxable income to its shareholders. Therefore, no provisions for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes , on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes the interest accrued related to unrecognized tax benefits in the interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $30,387,762 at March 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.95%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $783, $29,824 and $1,234, respectively and received $27,577 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended March 31, 2008, advisory fees paid were reduced by $12,398 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

totaled $459,037 for the six months ended March 31, 2008. During the six months ended March 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $113,065,830 and $120,268,706, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $163,247,033 and $167,466,991, respectively. Included in the aforementioned transactions are purchases and sales of $5,492,943, and $5,006,698, respectively with other Morgan Stanley funds, including net realized gains of $114,002. Also included in the aforementioned transactions are open purchases with Morgan Stanley in the amount of $131,026.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

For the six months ended March 31, 2008, the Fund incurred brokerage commissions of $12,750 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At March 31, 2008, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 40,372 Class I shares of beneficial interest of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2008 included in Trustees’ fees and expenses in the Statement of Operations amounted to $3,009. At March 31, 2008, the Fund had an accrued pension liability of $59,859 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	452,168	$14,918,416	459,261	$14,218,343
Conversion from Class B	392,138	13,316,345	296,635	9,314,263
Reinvestment of dividends	628,614	20,744,266	—	—
Redeemed	(798,277)	(25,685,132)	(2,035,515)	(62,773,454)
Net increase (decrease) – Class A	674,643	23,293,895	(1,279,619)	(39,240,848)

CLASS B SHARES
Sold	63,160	1,897,708	135,901	3,857,624
Conversion to Class A	(432,727)	(13,316,345)	(324,405)	(9,314,263)
Reinvestment of dividends	288,209	8,582,856
Redeemed	(445,246)	(12,885,454)	(1,409,920)	(39,536,434)
Net decrease – Class B	(526,604)	(15,721,235)	(1,598,424)	(44,993,073)

CLASS C SHARES
Sold	26,551	811,138	60,286	1,747,416
Reinvestment of dividends	69,987	2,091,921
Redeemed	(97,078)	(2,875,162)	(234,203)	(6,612,944)
Net increase (decrease) – Class C	(540)	27,897	(173,917)	(4,865,528)

CLASS I SHARES@@
Sold	8,381	273,257	63,702	2,017,629
Reinvestment of dividends	35,942	1,221,293
Redeemed	(123,954)	(4,405,481)	(224,928)	(7,080,381)
Net decrease – Class I	(79,631)	(2,910,931)	(161,226)	(5,062,752)
Net increase (decrease) in Fund	67,868	$4,689,626	(3,213,186)	$(94,162,201)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates

Morgan Stanley Mid Cap Growth Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007 the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

9.   Accounting Pronouncements

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standard No. 161, ‘‘Disclosures about Derivative Instrument and Hedging Activities’’ (‘‘FAS 161’’). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Mid Cap Growth Fund

Financial Highlights (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006	2005	2004		2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$35.96		$27.00		$25.18	$19.83	$16.53		$12.52
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.05		(0.03)	(0.14)	(0.12)		(0.09)
Net realized and unrealized gain (loss)	(4.43)		8.91		1.85	5.49	3.42		4.10
Total income (loss) from investment operations	(4.41)		8.96		1.82	5.35	3.30		4.01
Less dividends and distributions from:
Net investment income	0.00		—		—	—	—		—
Net realized gain	(2.67)		—		—	—	—		—
Total dividends and distributions	(2.67)
Net asset value, end of period	$28.88		$35.96		$27.00	$25.18	$19.83		$16.53
Total Return‡‡	(13.20	)%(1)	33.19%		7.23%	26.98%	19.96%		32.03%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.97	%(2)(4)	1.01	% (4)	1.04%	1.09%	1.01	%(5)	1.06%
Net investment income (loss)	0.12	%(2)(4)	0.15	% (4)	(0.12)%	(0.61)%	(0.62)	% (5)	(0.62)%
Supplemental Data:
Net assets, end of period, in thousands	$256,911		$295,694		$256,512	$262,913	$49,312		$25,111
Portfolio turnover rate	39	%(1)	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expenses and net investment loss ratios to average net assets would have been 1.04% and (0.65)%, respectively.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Financial Highlights (unaudited) continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006	2005	2004		2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$32.76		$24.78		$23.29	$18.49	$15.53		$11.86
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.17)		(0.22)	(0.28)	(0.24)		(0.19)
Net realized and unrealized gain (loss)	(4.01)		8.15		1.71	5.08	3.20		3.86
Total income (loss) from investment operations	(4.10)		7.98		1.49	4.80	2.96		3.67
Less dividends and distributions from:
Net investment income	0.00		—		—	—	—		—
Net realized gain	(2.67)		—		—	—	—		—
Total dividends and distributions	(2.67)
Net asset value, end of period	$25.99		$32.76		$24.78	$23.29	$18.49		$15.53
Total Return‡‡	(13.59	)%(1)	32.24%		6.40%	25.96%	19.06%		30.94%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.73	%(2)(4)	1.77	%(4)	1.80%	1.85%	1.78	%(5)	1.87%
Net investment loss	(0.64)	% (2)(4)	(0.61)	% (4)	(0.88)%	(1.37)%	(1.39)	% (5)	(1.43)%
Supplemental Data:
Net assets, end of period, in thousands	$86,632		$126,446		$135,254	$174,688	$389,848		$293,619
Portfolio turnover rate	39	%(1)	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expenses and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Financial Highlights (unaudited) continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006	2005	2004		2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$32.88		$24.87		$23.37	$18.55	$15.57		$11.88
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.17)		(0.22)	(0.28)	(0.24)		(0.19)
Net realized and unrealized gain (loss)	(4.02)		8.18		1.72	5.10	3.22		3.88
Total income (loss) from investment operations	(4.11)		8.01		1.50	4.82	2.98		3.69
Less dividends and distributions from:
Net investment income	0.00		—		—	—	—		—
Net realized gain	(2.67)		—		—	—	—		—
Total dividends and distributions	(2.67)
Net asset value, end of period	$26.10		$32.88		$24.87	$23.37	$18.55		$15.57
Total Return‡‡	(13.54	)%(1)	32.21%		6.42%	25.98%	19.14%		31.06%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.68	%(2)(4)	1.77	%(4)	1.80%	1.81%	1.78	%(5)	1.82%
Net investment loss	(0.59)	% (2)(4)	(0.61)	% (4)	(0.88)%	(1.33)%	(1.39)	% (5)	(1.38)%
Supplemental Data:
Net assets, end of period, in thousands	$23,221		$29,267		$26,462	$28,754	$29,208		$6,912
Portfolio turnover rate	39	%(1)	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expenses and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund

Financial Highlights (unaudited) continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006	2005	2004		2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$36.94		$27.66		$25.75	$20.24	$16.83		$12.72
Income (loss) from investment operations:
Net investment income (loss)‡	0.06		0.12		(0.01)	(0.08)	(0.07)		(0.06)
Net realized and unrealized gain (loss)	(4.57)		9.16		1.92	5.59	3.48		4.17
Total income (loss) from investment operations.	(4.51)		9.28		1.91	5.51	3.41		4.11
Less dividends and distributions from:
Net investment income	0.00		—		—	—	—		—
Net realized gain	(2.67)		—		—	—	—		—
Total dividends and distributions	(2.67)
Net asset value, end of period.	$29.76		$36.94		$27.66	$25.75	$20.24		$16.83
Total Return‡‡	(13.12	)%(1)	33.55%		7.42%	27.22%	20.26%		32.31%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.73	%(2)(4)	0.77	%(4)	0.80%	0.85%	0.78	%(5)	0.87%
Net investment income (loss).	0.36	%(2)(4)	0.39	%(4)	0.12%	(0.37)%	(0.39)	% (5)	(0.43)%
Supplemental Data:
Net assets, end of period, in thousands.	$16,179		$23,024		$21,702	$85,887	$85,031		$104,190
Portfolio turnover rate	39	%(1)	72%		59%	115%	149%		202%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Calculated based on the net asset value as of the last business day of the period.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended March 31, 2008 and an effect of less than 0.005% for the period ended September 30, 2007.
(5)	If the Investment Adviser had not waived part of its investment advisory fee, the expenses and net investment loss ratios to average net assets would have been 0.81% and (0.42)%, respectively.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

DGRSANIU08-02814P-Y03/08	MORGAN STANLEY FUNDS
Morgan Stanley Mid Cap Growth Fund Semiannual Report March 31, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid Cap Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008

3

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Mid Cap Growth Fund ;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

4

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: May 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

5

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Mid Cap Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

6

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: May 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

7

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Mid Cap Growth Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended March 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Mid Cap Growth Fund and will be retained by Morgan Stanley Mid Cap Growth Fund and furnished to the Securities and Exchange Commission or its staff upon request.

8

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Mid Cap Growth Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended March 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Mid Cap Growth Fund and will be retained by Morgan Stanley Mid Cap Growth Fund and furnished to the Securities and Exchange Commission or its staff upon request.

9